Expense Example, No Redemption - AZL MSCI Global Equity Index Fund	Apr. 30, 2021 USD ($)
AZL MSCI Global Equity Index Fund
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	305
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,282
AZL MSCI Global Equity Index Fund Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	226
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	$ 989